Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2012
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ (4,961)
Provisions in future incremental borrowings		150,000
Minimum percentage of senior secured term loan for interest rate protection		25.00%
Amount available for dividend payments under restrictive covenants		199,000
Maximum [Member]
Debt Instrument [Line Items]
Leverage ratio		2.75
Minimum [Member]
Debt Instrument [Line Items]
Leverage ratio		1.00
Default in payment of principal		10,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Date of maturity		Apr. 27, 2016
Date of maturity		2013-01
Maximum borrowing capacity	25,000	10,000
Maximum borrowing capacity prior limit	30,000
Outstanding balance on the revolving credit facility		0
7.375% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior secured notes, aggregate principal amount issued	210,000
Debt instrument issuance	2012-04
Interest rate	7.375%
Date of maturity			May 15, 2019
Date of maturity			2016-01
Senior secured term loan, outstanding amount (Jan 2016)	198,700
Loss on extinguishment of debt			(4,961)
Interest payable periods		May 15 and November 15 of each year
Debt issuance costs		8,600
Percentage of principal amount, redemption price		107.375%
Repurchase of senior secured notes purchase price percentage		101.00%
7.375% Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount, maximum redeemable		35.00%
Percentage of principal amount redeemed at redemption date		105.53%
7.375% Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum percentage of aggregate principal amount outstanding, excluding the redemption date		65.00%
Percentage of principal amount redeemed at redemption date		100.00%
7.375% Senior Secured Notes [Member] | Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured notes, aggregate principal amount issued	$ 265,000
Interest Rate Option, LIBOR Based [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate		1.00%
Interest rate description		LIBOR (subject to a 1.00% floor) plus a margin of 4.50%
Interest rate, margin added		4.50%
Commitment fees on unused portion of facility		0.50%
Interest Rate Option, Base Rate Based [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate		2.00%
Interest rate description		Base Rate (subject to a 2.00% floor) plus a margin of 3.50%
Interest rate, margin added		3.50%